UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 1.8%
Finance — 1.2%
Bank of America Capital Trust XV, Capital Securities
6.16%(b)	06/01/56	$150	$149,792
Goldman Sachs Capital Trust II, Unsecured Notes
6.13%(b)(c)		175	174,914
Lehman Brothers Holdings, Inc., Capital Securities
6.19%(b)(c)(d)		125	124,957

			449,663

Yankee — 0.6%
Finance — 0.6%
Credit Suisse (Guernsey), Unsecured Notes
6.05%(b)(c)(e)		230	230,147

TOTAL TRUST PREFERRED STOCKS (Cost $680,075)			679,810

MORTGAGE PASS-THROUGHS — 17.1%
Federal Home Loan Mortgage Assoc. ARM
4.41%(b)	06/01/33	57	56,143
Federal Home Loan Mortgage Corp. ARM
4.14%(b)	07/01/34	128	127,874
4.75%(b)	04/01/35	145	143,136
4.71%(b)	08/01/35	746	736,531
6.04%(b)	11/01/36	1,185	1,193,424
5.98%(b)	01/01/37	1,212	1,217,844
Federal National Mortgage Assoc. ARM
4.06%(b)	10/01/33	208	204,382
4.27%(b)	01/01/34	356	352,031
4.79%(b)	07/01/34	108	106,616
4.86%(b)	06/01/35	285	282,559
4.64%(b)	07/01/35	288	282,771
5.33%(b)	10/01/35	404	397,043
Government National Mortgage Assoc. II ARM
5.00%(b)	10/34-11/34	602	603,646
4.00%(b)	07/01/35	697	682,428

TOTAL MORTGAGE PASS-THROUGHS (Cost $6,426,699)			6,386,428

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.4%
Banc of America Funding Corp., Series 04-C, Class 4A1
5.65%(b)	12/20/34	44	43,896
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(b)	11/25/34	36	36,343
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
4.19%(b)	10/25/34	132	132,804
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5
5.50%	08/25/35	71	70,982
Federal Home Loan Mortgage Corp., Series 04-2877, Class PA
5.50%	07/15/33	230	228,510
Federal Home Loan Mortgage Corp., Series 3128, Class BA
5.00%	01/15/24	833	825,390
Federal Home Loan Mortgage Corp., Series 3162, Class 0A
6.00%	10/15/26	877	882,661
Federal Home Loan Mortgage Corp., Series 3280, Class MA
5.50%	05/15/26	3,407	3,399,210
Federal National Mortgage Assoc. Series 06-99, Class PA
5.50%	05/25/30	1,721	1,713,664
Federal National Mortgage Assoc., Series 03-67, Class GL
3.00%	01/25/25	1,303	1,275,487
Federal National Mortgage Assoc., Series 05, Class PA
5.50%	09/25/24	404	402,994
Federal National Mortgage Assoc., Series 05-48, Class OH
5.00%	07/25/26	368	365,271
Federal National Mortgage Assoc., Series 06, Class 0A
6.00%	03/25/27	880	884,805
Federal National Mortgage Assoc., Series 06, Class JA
5.50%	05/25/20	190	189,614
Federal National Mortgage Assoc., Series 3186, Class NA
6.00%	07/15/27	459	462,593
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2
7.84%	03/15/10	275	289,194
Goldman Sachs Residential Mortgage Loan Trust, Series 05, Class 1A1
4.66%(b)	10/25/35	301	299,530
Structured Mortgage Loan Trust, Series 04-6, Class 4A1
4.85%(b)	06/25/34	61	60,168
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1
3.99%(b)	12/25/34	140	137,019

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,764,584)			11,700,135

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.6%
ARM Trust, Series 05-9, Class 5A1
5.59%(b)	11/25/35	43	42,851

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Banc of America Mortgage Securities, Series 04-A, Class 2A2
4.11%(b)	02/25/34	$251	$248,113
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	500	522,747
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2
7.44%	08/15/31	681	703,436
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3
5.60%	07/15/35	250	249,530
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/08	428	430,014
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 98, Class A2
6.42%	05/15/35	239	240,629
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99, Class A2
6.18%	05/15/33	258	259,384
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	220	229,610
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	315	323,599
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2
6.24%	10/15/10	129	130,528
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1
4.07%(b)	07/25/35	959	938,814
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2
4.06%(b)	08/15/10	830	809,868
Morgan Stanley Dean Witter Capital I, Inc., Series 01, Class A4
6.39%	07/15/33	275	282,131
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2
7.08%(b)	01/18/09	168	170,332
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	12/18/33	500	512,837
Salomon Brothers Mortgage Securities VII, Series 02-KEY2, Class A2
4.47%	03/18/36	119	115,992

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,234,662)			6,210,415

ASSET BACKED SECURITIES — 21.8%
Bear Stearns, Inc., Series 06-PC1, Class A1
5.40%(b)	01/25/29	96	96,173
Capital Auto Receivables Asset Trust, Series 04-2, Class A2
3.35%	02/15/08	3	2,714
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(b)	10/25/36	404	404,371
Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1
5.36%(b)	05/25/36	178	177,517
Chase Credit Card Master Trust, Series 02-7, Class A
5.44%(b)	02/15/10	797	797,615
Chase Issuance Trust, Series 05, Class A5
5.34%(b)	02/15/12	900	900,334
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2
4.85%	02/10/11	400	397,045
Citigroup Mortgage Loan Trust, Inc., Series 06-HE1, Class A1
5.38%(b)	01/25/36	21	20,683
Commercial Mortgage Asset Trust, Series 99-C1, Class A3
6.64%	01/17/32	292	297,210
Countrywide Certificates, Series 05-17, Class 4AV1
5.43%(b)	05/25/36	9	9,146
Countrywide Certificates, Series 05-IM3, Class A1
5.44%(b)	04/25/28	59	58,696
Countrywide Certificates, Series 06-IM1, Class A1
5.41%(b)	09/25/28	79	79,267
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	102	101,299
Ford Credit Auto Owner Trust, Series 06-A, Class A3
5.05%	03/15/10	500	498,772
GSAA Home Equity Trust, Series 04-11, Class 2A2
5.64%(b)	12/25/34	29	29,078
Honda Auto Receivables Owner Trust, Series 04-3, Class A3
2.91%	10/20/08	65	64,382
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6
2.75%	10/15/10	300	293,440

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Nissan Auto Receivables Owner Trust, Series 05-A, Class A3
3.54%	10/15/08	$213	$212,961
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3
5.44%	04/15/10	500	500,910
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.44%(b)	11/25/35	197	197,291
Residential Asset Securities Corp., Series 06-EMX6, Class A1
5.38%(b)	10/25/30	400	400,419
Residential Asset Securities Corp., Series 06-KS7, Class A1
5.37%(b)	09/25/36	408	407,719
Structured Asset Investment Loan Trust, Series 06-1, Class A1
5.40%(b)	01/25/36	168	167,767
Structured Asset Securities Corp., Series 06-WF2, Class A1
5.35%(b)	07/25/36	225	225,270
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B
5.37%(b)	07/27/26	800	800,145
USAA Auto Owner Trust, Series 05-4, Class A4
4.89%	08/15/12	500	496,356
USAA Auto Owner Trust, Series 06-1, Class A3
5.01%	09/15/10	400	399,127
World Omni Auto Receivables Trust, Series 2005-B, Class A3
4.40%	04/20/09	93	92,643

TOTAL ASSET BACKED SECURITIES (Cost $8,138,469)			8,128,350

CORPORATE BONDS — 2.4%
Finance — 1.0%
John Deere Capital Corp., Unsecured Notes
4.50%(f)	08/25/08	400	395,602

Insurance — 0.8%
ASIF Global Financing, Unsecured Notes
3.90%(g)	10/22/08	300	294,377

Oil & Gas — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	50	50,044

Retail Merchandising — 0.3%
May Department Stores Co., Debentures
7.90%	10/15/07	25	25,118
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	75	74,961

			100,079

Transportation — 0.1%
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	25	25,091

Yankee — 0.1%
Energy & Utilities — 0.1%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(b)(e)	04/09/09	25	25,007

TOTAL CORPORATE BONDS (Cost $897,568)			890,200

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 9.0%
Federal Home Loan Bank, Discount Notes
4.80%(h)	07/02/07	2,400	2,399,680
Galileo Money Market Fund,
5.04%(i)		954	954,373

TOTAL SHORT TERM INVESTMENTS (Cost $3,354,053)			3,354,053

TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost $37,496,110(a))			37,349,391
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(36,519)

NET ASSETS — 100.0%			$37,312,872

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$24,848
Gross unrealized depreciation	(171,567)

$(146,719)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of June 30, 2007, this security had a total market value of $124,957 which represents 0.3% of net assets.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security, or a portion thereof, pledged as collateral with a value of $346,152 on 190 long U.S. Treasury Note futures contracts and 122 short U.S. Treasury Note futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $48,026,955, with an unrealized loss of $33,143 (including commissions of $686).
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 0.8% of its net assets, with a current market value of $294,377, in security restricted as to resale.
(h)	The rate shown is the effective yield at the time of purchase.
(i)	Represents current yield as of June 30, 2007.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
TRUST PREFERRED STOCKS — 2.1%
Banks — 0.4%
JPMorgan Chase Capital XXII, Capital Securities
6.45%	02/02/37	$200	$190,083
JPMorgan Chase Capital XXIII, Capital Securities
6.36%(b)	05/15/47	500	494,254
State Street Capital Trust IV, Capital Securities
6.36%(b)	06/15/37	1,075	1,078,174

			1,762,511

Finance — 1.0%
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures
6.40%(b)(c)	12/15/49	50	46,493
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities
5.86%(b)(d)		4,500	4,408,011
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	25	24,978
Rabobank Capital Funding Trust II, Capital Securities
5.26%(c)(d)		75	71,924

			4,551,406

Insurance — 0.0%
Lincoln National Corp., Capital Securities
7.00%(b)	05/17/66	75	76,956

Yankee — 0.7%
Banks — 0.0%
Barclays Bank Plc (United Kingdom), Unsecured Notes
5.93%(c)(d)(e)		100	96,645

Finance — 0.7%
Credit Suisse (Guernsey), Unsecured Notes
5.86%(b)(d)(e)		3,260	3,140,886

Total Yankee			3,237,531

TOTAL TRUST PREFERRED STOCKS (Cost $9,861,199)			9,628,404

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.9%
U.S. Treasury Inflation Protected Bonds
2.38%	01/15/27	1,200	1,181,069
U.S. Treasury Notes
4.75%	02/15/10	103,760	103,378,993

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $105,412,093)			104,560,062

CORPORATE BONDS — 74.9%
Aerospace — 1.0%
Lockheed Martin Corp., Unsecured Notes
6.15%	09/01/36	1,020	1,017,153
Northrop Grumman Corp., Debentures
7.88%	03/01/26	1,000	1,190,123
Northrop Grumman Corp., Senior Debentures
7.75%	02/15/31	75	89,202
Northrop Grumman Corp., Senior Unsecured Notes
7.12%	02/15/11	2,000	2,097,820
Raytheon Co., Unsecured Notes
5.38%	04/01/13	50	49,414

			4,443,712

Banks — 15.3%
Bank of America Corp., Senior Unsecured Notes
4.50%	08/01/10	5,000	4,882,750
5.38%	08/15/11	3,000	2,986,890
Bank of America Corp., Subordinated Bank Notes
6.10%	06/15/17	4,700	4,753,265
Bank of America Corp., Subordinated Notes
7.40%	01/15/11	65	68,816
5.30%	03/15/17	3,000	2,864,655
Bank of Oklahoma N.A., Unsecured Notes
5.75%(b)	05/15/17	1,650	1,613,172
BankBoston N.A., Subordinated Notes
6.38%	03/25/08	400	402,438
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	500	494,944
5.30%	01/07/16	4,375	4,228,569
5.88%	05/29/37	1,750	1,668,357
Citigroup, Inc., Subordinated Notes
5.50%	02/15/17	75	72,639
6.00%	10/31/33	20	19,256
Citigroup, Inc., Unsecured Notes
4.12%	02/22/10	65	63,055
4.62%	08/03/10	1,600	1,566,173
5.85%	12/11/34	1,300	1,241,938
FleetBoston Financial Corp., Senior Unsecured Notes
4.20%	11/30/07	80	79,614
HSBC Bank USA, Subordinated Notes
4.62%	04/01/14	9,750	9,108,401
Inter-American Development Bank, Bonds
5.38%	11/18/08	5,000	5,019,680
JPMorgan Chase & Co., Senior Notes
2.62%	06/30/08	5,000	4,864,500
JPMorgan Chase & Co., Senior Unsecured Notes
3.70%	01/15/08	125	123,958
JPMorgan Chase & Co., Subordinated Notes
6.00%(f)	07/05/17	3,500	3,500,105
M&I Marshall & Ilsley Bank, Senior Bank Notes
5.49%(b)	06/16/10	2,500	2,505,548

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Banks (Continued)
Northern Trust Corp., Subordinated Notes
4.60%	02/01/13	$125	$119,616
State Street Corp., Subordinated Notes
7.65%	06/15/10	50	52,940
SunTrust Bank, Inc., Senior Unsecured Notes
4.00%	10/15/08	5,000	4,910,315
U.S. Bank N.A., Subordinated Bank Notes
6.38%	08/01/11	2,500	2,575,380
U.S. Bank N.A., Senior Bank Notes
4.40%	08/15/08	550	542,339
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	50	48,765
Wachovia Corp., Senior Notes
4.38%	06/01/10	300	291,764
Wachovia Corp., Subordinated Notes
5.25%	08/01/14	185	179,706
Wachovia Corp., Unsecured Notes
5.80%(b)	03/15/11	2,500	2,503,425
5.30%	10/15/11	1,000	989,647
Wells Fargo & Co. Holdings Corp., Subordinated Notes
6.25%	04/15/08	370	371,543
Wells Fargo & Co., Unsecured Notes
4.88%	01/12/11	5,000	4,907,545

			69,621,708

Broadcasting — 0.6%
Cox Communications, Inc., Senior Unsecured Notes
7.12%	10/01/12	75	79,236
News America, Inc., Senior Debentures
7.28%	06/30/28	75	78,551
News America, Inc., Senior Unsecured Notes
6.40%	12/15/35	2,500	2,380,780

			2,538,567

Chemicals — 0.0%
E. I. Dupont de Nemours & Co., Senior Debentures
6.50%	01/15/28	40	41,147

Computer Software & Services — 0.7%
Intuit, Inc., Senior Unsecured Notes
5.75%	03/15/17	75	72,190
Oracle Corp., Unsecured Notes
5.25%	01/15/16	3,100	2,972,426

			3,044,616

Energy & Utilities — 5.0%
CenterPoint Energy, Inc., Senior Unsecured Notes
5.95%	02/01/17	50	48,876
Cleveland Electric Illuminating Co., Senior Unsecured Notes
5.65%	12/15/13	1,325	1,298,040
5.95%	12/15/36	25	23,043
Consumers Energy Co., First Mortgage Bonds
5.38%	04/15/13	780	767,596
Consumers Energy Co., First Mortgage Notes
5.50%	08/15/16	550	533,685
DTE Energy Co., Senior Unsecured Notes
6.35%	06/01/16	1,550	1,564,032
Duke Energy Corp., First Mortgage Bonds
3.75%	03/05/08	2,000	1,977,408
4.50%	04/01/10	1,250	1,218,737
Duke Energy Indiana, Inc., Senior Debentures
5.00%	09/15/13	1,420	1,361,465
Energy East Corp., Unsecured Notes
6.75%	07/15/36	2,050	2,123,864
Florida Power & Light Co., First Mortgage Bonds
6.00%	06/01/08	60	60,289
5.85%	02/01/33	70	67,806
4.95%	06/01/35	750	636,504
Florida Power Corp., First Mortgage Bonds
5.90%	03/01/33	1,000	961,247
Georgia Power Co., Senior Unsecured Notes
5.25%	12/15/15	1,050	1,012,849
Kiowa Power Partners LLC, Senior Secured Notes
4.81%(c)	12/30/13	20	19,445
MidAmerican Energy Holdings Co., Debentures
6.12%	04/01/36	25	24,153
MidAmerican Energy Holdings Co., Senior Unsecured Notes
5.80%	10/15/36	75	70,838
NiSource Finance Corp., Unsecured Notes
5.93%(b)	11/23/09	25	25,039
Ohio Edison Co., Senior Unsecured Notes
6.88%	07/15/36	2,000	2,088,440
PECO Energy Co., First Mortgage Bonds
5.95%	10/01/36	1,000	962,028
Petro-Canada, Senior Unsecured Notes
5.35%	07/15/33	1,000	855,087
Progress Energy, Inc., Senior Unsecured Notes
7.00%	10/30/31	100	106,911
Virginia Electric and Power Co., Senior Unsecured Notes
6.00%	01/15/36	1,550	1,484,190

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
Virginia Electric and Power Co., Unsecured Notes
5.40%	01/15/16	$3,000	$2,893,734
Xcel Energy, Inc., Senior Unsecured Notes
6.50%	07/01/36	775	783,819

			22,969,125

Entertainment & Leisure — 3.4%
Comcast Cable Communications, Inc., Senior Notes
7.62%	04/15/08	100	101,468
Comcast Cable Communications, Inc., Senior Unsecured Notes
6.75%	01/30/11	4,115	4,259,255
Comcast Cable Holdings LLC, Senior Debentures
7.88%	02/15/26	50	55,735
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	3,000	2,908,047
Cox Communications, Inc., Unsecured Notes
4.62%	06/01/13	3,000	2,809,788
Time Warner Cable, Inc., Unsecured Notes
5.85%(c)	05/01/17	1,000	972,648
6.55%(c)	05/01/37	3,000	2,899,521
Time Warner Cos., Inc., Senior Debentures
7.57%	02/01/24	95	101,483
Time Warner, Inc., Senior Unsecured Notes
6.75%	04/15/11	100	103,409
6.88%	05/01/12	1,000	1,043,270
Turner Broadcasting Corp., Senior Notes
8.38%	07/01/13	25	27,930

			15,282,554

Finance — 16.3%
Allstate Life Global Funding Trust, Secured Notes
4.50%	05/29/09	9,050	8,925,680
American Express Co., Senior Unsecured Notes
4.75%	06/17/09	550	544,256
American General Finance Corp., Senior Unsecured Notes
3.88%(g)	10/01/09	400	386,995
The Bear Stearns Cos., Inc. Notes
4.00%	01/31/08	2,100	2,083,986
The Bear Stearns Cos., Inc., Unsecured Notes
3.25%	03/25/09	500	482,226
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
4.12%(g)	01/15/10	15,975	15,531,438
BHP Billiton Finance Ltd., Senior Unsecured Notes
5.40%	03/29/17	2,180	2,095,658
Boeing Capital Corp., Senior Unsecured Notes
6.50%	02/15/12	50	52,123
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes
3.88%	01/15/09	5,000	4,895,045
General Electric Capital Corp., Senior Unsecured Notes
6.12%	02/22/11	1,300	1,325,082
6.75%	03/15/32	90	97,647
General Electric Capital Corp., Unsecured Notes
3.60%	10/15/08	95	92,914
5.00%	11/15/11	100	97,997
Golden West Financial Corp., Senior Unsecured Notes
4.12%	08/15/07	50	49,936
4.75%	10/01/12	6,825	6,587,715
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%	10/15/13	12,425	12,045,218
The Goldman Sachs Group, Inc., Unsecured Notes
5.35%	01/15/16	350	334,038
Hartford Financial Services Group Inc., Senior Notes
5.55%	08/16/08	2,500	2,502,143
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
7.00%	02/01/08	155	156,186
5.75%	07/18/11	150	150,504
6.62%	01/18/12	2,500	2,593,120
Morgan Stanley, Senior Notes
5.62%	01/09/12	8,100	8,082,520
5.45%	01/09/17	300	284,052
5.55%	04/27/17	4,700	4,509,246
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	50	51,841
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	200	195,865
UnitedHealth Group, Inc., Unsecured Notes
5.80%	03/15/36	45	41,413

			74,194,844

Food & Agriculture — 0.3%
Kraft Foods, Inc., Senior Unsecured Notes
5.62%	11/01/11	1,615	1,602,361

Insurance — 2.2%
American General Corp., Senior Unsecured Notes
7.50%	08/11/10	105	111,123
ASIF Global Financing, Unsecured Notes
3.90%(c)	10/22/08	660	647,630
CHUBB Corp., Senior Unsecured Notes
6.00%	05/11/37	1,400	1,332,843

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Insurance (Continued)
John Hancock Financial Services, Inc., Senior Unsecured Notes
5.62%	12/01/08	$25	$25,079
Lincoln National Corp., Senior Unsecured Notes
6.15%	04/07/36	1,500	1,470,108
Marsh & McLennan Co., Inc., Senior Unsecured Notes
5.15%	09/15/10	25	24,409
MetLife, Inc., Senior Unsecured Notes
6.12%	12/01/11	1,200	1,225,469
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(c)	06/19/08	50	48,650
4.25%(c)	07/30/09	200	195,887
New York Life Insurance Co., Unsecured Notes
5.88%(c)	05/15/33	40	38,581
Protective Life Corp., Secured Notes
3.70%	11/24/08	2,000	1,949,924
Prudential Financial, Inc., Unsecured Notes
5.70%	12/14/36	1,375	1,259,937
TIAA Global Markets, Senior Unsecured Notes
3.88%(c)	01/22/08	50	49,530
WellPoint, Inc., Unsecured Notes
5.00%	12/15/14	1,825	1,723,150

			10,102,320

Manufacturing — 2.0%
3M Co., Senior Unsecured Notes
5.70%	03/15/37	750	721,938
Cisco Systems, Inc., Senior Unsecured Notes
5.25%	02/22/11	1,550	1,540,703
Hewlett-Packard Co., Unsecured Notes
5.25%	03/01/12	2,000	1,977,932
Honeywell International, Inc., Senior Unsecured Notes
5.30%	03/15/17	2,700	2,594,913
Procter & Gamble Co., Unsecured Notes
5.55%	03/05/37	2,585	2,431,249
USG Corp., Senior Unsecured Notes
6.30%(c)	11/15/16	50	48,858

			9,315,593

Medical & Medical Services — 0.4%
Aetna, Inc., Senior Unsecured Notes
6.62%	06/15/36	195	199,148
Hospira, Inc., Unsecured Notes
6.05%	03/30/17	1,660	1,634,650

			1,833,798

Metal & Mining — 0.6%
Alcoa, Inc., Senior Unsecured Notes
5.87%	02/23/22	130	123,387
United States Steel Corp., Senior Unsecured Notes
5.65%	06/01/13	2,450	2,412,228

			2,535,615

Motor Vehicles — 1.3%
DaimlerChrysler N.A. Holding Corp., Notes
4.75%	01/15/08	135	134,533
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes
5.75%	09/08/11	2,000	2,002,750
8.50%	01/18/31	1,500	1,895,534
Johnson Controls, Inc., Senior Notes
5.50%	01/15/16	2,075	2,009,171
Nissan Motor Acceptance Corp., Unsecured Notes
4.62%(c)	03/08/10	25	24,299

			6,066,287

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	2,040	2,041,816
6.45%	09/15/36	2,775	2,669,070
Apache Corp., Unsecured Notes
6.00%	01/15/37	940	896,349
Devon Financing Corp., Senior Unsecured Notes
6.88%	09/30/11	90	93,954
Halliburton Co., Debentures
7.60%(c)	08/15/46	10	11,043
Halliburton Co., Senior Unsecured Notes
5.50%	10/15/10	25	24,976
Nakilat, Inc., Senior Unsecured Notes
6.07%(c)	12/31/33	25	23,426
Valero Energy Corp., Unsecured Notes
6.62%(f)	06/11/37	875	869,706

			6,630,340

Paper & Forest Products — 0.1%
Weyerhaeuser Co., Debentures
7.12%	07/15/23	750	744,159

Pharmaceuticals — 3.8%
Abbott Laboratories, Unsecured Notes
5.60%	05/15/11	2,575	2,585,416
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	1,500	1,415,049
Eli Lilly & Co., Unsecured Notes
5.55%	03/15/37	2,975	2,741,171
Merck & Co. Inc., Unsecured Notes
5.75%	11/15/36	3,500	3,267,467
Merck & Co., Inc., Senior Unsecured Notes
4.38%	02/15/13	155	146,222

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance Co. LLC, Senior Unsecured Notes
5.55%	02/01/16	$2,400	$2,299,646
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes
6.15%	02/01/36	1,000	934,779
Wyeth, Unsecured Notes
5.50%	02/15/16	3,110	3,028,776
5.95%	04/01/37	1,175	1,122,928

			17,541,454

Real Estate — 1.0%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT)
6.12%	11/01/12	100	102,105
AvalonBay Communities, Inc., Unsecured Notes (REIT)
5.75%	09/15/16	1,600	1,577,101
Duke Realty LP, Senior Unsecured Notes
5.62%	08/15/11	25	24,945
ERP Operating LP, Senior Notes
6.58%	04/13/15	2,900	3,030,164
The Rouse Co., Unsecured Notes (REIT)
5.38%	11/26/13	25	23,329

			4,757,644

Retail Merchandising — 2.2%
CVS Caremark Corp., Senior Unsecured Notes
4.00%	09/15/09	75	72,588
CVS Caremark Corp., Unsecured Notes
5.75%	06/01/17	3,450	3,328,636
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	50	50,328
Home Depot, Inc., Senior Unsecured Notes
4.62%	08/15/10	125	121,374
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	200	199,896
4.80%	07/15/09	70	68,663
Target Corp., Senior Unsecured Notes
7.50%	08/15/10	200	211,788
Wal-Mart Stores, Inc., Senior Unsecured Notes
6.88%	08/10/09	2,000	2,062,534
Wal-Mart Stores, Inc., Unsecured Notes
4.12%	07/01/10	4,210	4,074,716

			10,190,523

Telecommunications — 4.4%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	1,000	1,116,310
BellSouth Capital Funding Corp., Senior Unsecured Notes
7.75%	02/15/10	3,130	3,297,067
6.55%	06/15/34	3,000	2,994,945
BellSouth Capital Funding Corp., Unsecured Notes
5.46%(b)	08/15/08	5,000	5,003,810
Embarq Corp., Unsecured Notes
8.00%	06/01/36	500	507,432
SBC Communications, Inc., Unsecured Notes
6.45%	06/15/34	60	59,294
Sprint Capital Corp., Senior Unsecured Notes
6.38%	05/01/09	100	101,229
8.38%	03/15/12	300	326,818
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	3,170	3,007,236
Verizon Communications, Inc., Unsecured Notes
6.25%	04/01/37	3,000	2,892,681
Verizon Global Funding Corp., Senior Unsecured Notes
6.88%	06/15/12	600	631,825
Verizon Maryland, Inc., Senior Debentures
6.12%	03/01/12	305	309,213

			20,247,860

Transportation — 1.7%
Burlington North Santa Fe Corp., Debentures
5.65%	05/01/17	1,075	1,047,219
Canadian National Railway Co., Senior Unsecured Notes
6.25%	08/01/34	2,000	1,983,630
Norfolk Southern Corp., Senior Unsecured Notes
6.20%	04/15/09	100	101,122
8.62%	05/15/10	1,500	1,617,483
Union Pacific Corp., Unsecured Notes
3.88%	02/15/09	100	97,718
United Technologies Corp., Senior Unsecured Notes
6.35%	03/01/11	125	128,627
United Technologies Corp., Unsecured Notes
6.05%	06/01/36	2,650	2,624,812

			7,600,611

Yankee — 11.1%
Banks — 1.3%
Asian Development Bank (Philippines), Debentures
5.59%(e)	07/16/18	3,000	3,001,890
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes
5.00%(e)	11/12/13	3,000	2,910,363

			5,912,253

Energy & Utilities — 2.6%
Canadian Natural Resources (Canada), Unsecured Notes
5.70%(e)	05/15/17	350	338,578

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Energy & Utilities (Continued)
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.45%(b)(e)	04/09/09	$25	$25,007
ConocoPhillips Funding Co. (Canada), Unsecured Notes
5.30%(e)	04/15/12	5,200	5,141,339
Scottish Power Plc (United Kingdom), Unsecured Notes
4.91%(e)	03/15/10	2,050	2,020,279
5.38%(e)	03/15/15	3,000	2,920,578
Suncor Energy, Inc. (Canada), Unsecured Notes
6.50%(e)	06/15/38	1,025	1,029,996
Trans-Canada Pipelines (Canada), Debentures
5.85%(e)	03/15/36	500	472,593

			11,948,370

Finance — 0.6%
Eksportfinans ASA (Norway), Unsecured Notes
4.38%(e)	07/15/09	100	98,252
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes
5.80%(e)	05/01/14	2,050	2,040,127
Rio Tinto Finance Ltd. (Australia), Unsecured Notes
2.62%(e)	09/30/08	50	48,261
Xstrata Finance Ltd. (Canada), Unsecured Notes
5.80%(c)(e)	11/15/16	375	364,304

			2,550,944

Food & Agriculture — 0.1%
Cadbury Schweppes Plc (United Kingdom), Unsecured Notes
3.88%(c)(e)	10/01/08	140	137,065

Manufacturing — 0.0%
Siemens Financieringsmat (Netherlands), Unsecured Notes
5.50%(c)(e)	02/16/12	100	99,672

Metal & Mining — 0.1%
Alcan, Inc. (Canada), Unsecured Notes
6.12%(e)	12/15/33	525	487,804
Falconbridge Ltd. (Canada), Unsecured Notes
6.00%(e)	10/15/15	75	74,968

			562,772

Oil & Gas — 0.4%
Canadian Natural Resourses (Canada), Unsecured Notes
6.25%(e)	03/15/38	1,700	1,608,513
ChevronTexaco Capital Co. (Canada), Senior Unsecured Notes
3.38%(e)	02/15/08	100	98,846

			1,707,359

Telecommunications — 6.0%
America Movil SAB de CV (Mexico), Unsecured Notes
6.38%(e)	03/01/35	1,500	1,473,453
British Telecommunications Group Plc (United Kingdom), Senior Unsecured Notes
9.12%(b)(e)	12/15/30	750	981,589
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes
8.25%(e)	06/15/30	1,500	1,797,848
France Telecom (France), Senior Unsecured Notes
8.75%(b)(e)	03/01/31	500	628,249
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%(e)	03/15/15	2,125	2,276,319
Telecom Italia Capital (Italy), Senior Unsecured Notes
4.00%(e)	01/15/10	75	72,099
5.25%(e)	11/15/13	3,000	2,858,619
7.20%(e)	07/18/36	1,500	1,542,094
Telecom Italia Capital (Italy), Unsecured Notes
5.25%(e)	10/01/15	100	92,987
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
7.04%(e)	06/20/36	2,500	2,588,942
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(e)	09/15/10	1,600	1,696,133
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes
7.75%(e)	02/15/10	7,150	7,510,381
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.75%(e)	03/15/16	2,000	1,941,956
6.15%(e)	02/27/37	2,125	1,976,866

			27,437,535

Transportation — 0.0%
Canadian National Railway Co. (Canada), Senior Unsecured Notes
6.38%(e)	10/15/11	50	51,393

Total Yankee			50,407,363

TOTAL CORPORATE BONDS (Cost $349,072,823)			341,712,201

TAXABLE MUNICIPAL BOND — 0.1%
Illinois State Pension Funding General Obligation Bonds, Series 03
5.10% (Cost $119,130)	06/01/33	125	113,754

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR/SHARES (000)	VALUE
SHORT TERM INVESTMENTS — 2.9%
Federal National Mortgage Assoc., Discount Notes
4.95%(h)	07/02/07	$5,000	$4,999,312
Galileo Money Market Fund,
5.04%(i)		8,090	8,090,384

TOTAL SHORT TERM INVESTMENTS (Cost $13,089,696)			13,089,696

TOTAL INVESTMENTS IN SECURITIES — 102.9% (Cost $477,554,941(a))			469,104,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%			(13,170,858)

NET ASSETS — 100.0%			$455,933,259

(a)	Also cost for federal income tax purposes is $477,582,213. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$104,289
Gross unrealized depreciation	(8,582,385)

$(8,478,096)

(b)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 1.3% of its net assets, with a current market value of $5,795,621, in securities restricted as to resale.
(d)	The security is a perpetual bond and has no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of June 30, 2007, these securities had a total market value of $4,369,811 which represents 1.0% of net assets.
(g)	Security, or a portion thereof, pledged as collateral with a value of $2,287,808 on 266 long U.S. Treasury Note futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $28,117,033, with an unrealized gain of $362,180 (including commissions of $585).
(h)	The rate shown is the effective yield at the time of purchase.
(i)	Represents current yield as of June 30, 2007.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 26.3%
Federal National Mortgage Assoc.
5.00%	08/01/19	$646	$625,461
Federal National Mortgage Assoc. 30 Year TBA
5.50%	07/01/37	125,000	120,546,875
5.00%	08/01/37	700	655,593

TOTAL MORTGAGE PASS-THROUGHS (Cost $120,573,274)			121,827,929

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Federal National Mortgage Assoc., Series 03-86, Class DL
4.00%	09/25/10	596	581,826
Federal National Mortgage Assoc., Series 07-32, Class KP
5.50%	04/25/37	9,828	9,730,999
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2
7.39%	12/15/31	334	344,720
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2
7.84%	03/15/10	140	147,226
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3
6.42%	06/15/11	296	303,426
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	468	488,505
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1
6.16%(b)	07/14/16	778	789,009
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4
5.13%(c)	06/15/29	220	216,467
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4
5.66%	03/15/39	355	350,707
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4
5.37%	09/15/39	1,000	965,719

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,956,250)			13,918,604

COMMERCIAL MORTGAGE BACKED SECURITIES — 39.7%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	6,560	6,727,332
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B
6.67%	04/15/36	175	181,120
Banc of America Commercial Mortgage, Inc., Series 01-PB1, Class A2
5.79%	08/11/11	4,819	4,848,933
Banc of America Commercial Mortgage, Inc., Series 02-2, Class B
5.27%	05/11/12	1,000	982,506
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A
4.93%	07/10/45	750	707,357
Banc of America Commercial Mortgage, Inc., Series 06-2, Class A4
5.93%(c)	05/10/45	3,580	3,569,315
Banc of America Commercial Mortgage, Inc., Series 06-4, Class A4
5.63%(c)	07/10/46	5,000	4,909,118
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A4
5.36%	10/10/45	265	255,631
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4
5.69%	03/10/17	6,000	5,934,600
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	300	313,648
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A4
5.40%(c)	12/11/40	1,000	973,501
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4
4.67%	06/11/41	1,000	930,233
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW11, Class AJ
5.46%(c)	03/11/39	1,000	973,876
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13, Class A4
5.54%	09/11/41	775	757,834
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	297	306,515
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2
7.44%	08/15/31	389	401,964
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5
5.62%	10/15/48	500	491,062
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4
6.50%	01/15/11	500	513,509

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A2
5.94%	09/15/11	$4,958	$5,005,180
Credit Suisse Mortgage Capital Certificates, Series 07-C2, Class A3
5.54%(c)	01/15/49	5,000	4,866,814
Credit Suisse Mortgage Capital Certificates, Series 07-C3, Class A4
5.72%(c)(d)	06/15/39	2,850	2,823,481
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B
7.30%	06/10/09	293	301,125
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	924	961,320
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%	10/15/32	5,500	5,741,468
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/08	345	346,619
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B
6.64%	03/18/11	250	254,136
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4
6.29%	08/11/33	1,030	1,053,102
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4
4.89%	03/10/40	390	371,573
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class E
7.81%(c)	08/15/09	5,000	5,239,255
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	342	357,170
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2 Class B
7.59%(e)	06/16/10	1,000	1,054,904
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	2,529	2,638,929
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	4,545	4,725,948
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class B
6.67%	04/15/34	390	403,445
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B
5.10%	07/10/39	1,000	972,949
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C1 Class B
4.19%	05/10/36	5,000	4,623,800
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(c)	05/10/40	3,465	3,429,116
Goldman Sachs Mortgage Securities Corp. II, Series 99-C1, Class B
6.43%	11/18/30	6,000	6,055,988
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6
5.40%	08/10/38	275	269,079
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4
4.76%	07/10/39	300	280,449
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4
5.99%(c)	08/10/45	5,000	4,991,095
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B
5.10%	11/11/12	1,000	972,038
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3
3.86%	07/05/35	250	234,274
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3
4.57%	08/10/42	70	67,123
Greenwich Capital Commercial Funding Corp., Series 05-GG5, Class AJ
5.48%(c)	04/10/37	1,000	964,358
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4
6.11%(c)	07/10/38	8,085	8,159,691

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4
5.44%	03/10/39	$5,000	$4,840,591
Heller Financial Commercial Mortgage Asset, Series 99-PH1, Class B
6.77%(c)	05/15/31	5,719	5,827,850
JPMorgan Chase Commercial Mortgage Finance Corp., Series 00-C10, Class A2
7.37%	08/15/32	455	472,347
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	4,945	5,079,983
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	3,240	3,263,846
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC Class B
6.45%	03/15/33	5,000	5,132,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	230	234,723
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4
4.90%	09/12/37	280	263,538
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4
5.88%(c)	04/15/45	3,505	3,526,200
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP8, Class A4
5.40%	05/15/45	1,000	966,328
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3
5.34%(c)(e)	05/15/47	800	766,800
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB19 Class A4
5.75%	02/12/49	5,000	4,984,180
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2
6.78%	04/15/09	5,208	5,292,121
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class B
6.66%	03/15/31	3,000	3,046,798
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2
7.52%	12/18/09	260	269,716
Salomon Brothers Mortgage Securities VII, Series 00-C2, Class A2
7.46%	04/18/10	1,748	1,815,435
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	12/18/33	5,690	5,836,082
Salomon Brothers Mortgage Securities VII, Series 01-C1, Class A3
6.43%	03/18/11	5,000	5,121,460
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3
6.50%	10/13/11	5,990	6,167,568
TIAA Real Estate Collateralized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(b)	06/19/31	3,550	3,619,016
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4
5.76%(c)	05/15/43	5,000	4,982,644
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5
5.76%(c)	05/15/43	1,000	997,046
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3
6.01%	06/15/45	500	504,553
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2
5.50%	10/15/48	400	397,197
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4
5.31%	11/15/48	5,000	4,788,347
Wachovia Bank Commercial Mortgage Trust, Series 07-C32 Class A3
5.74%(d)	06/01/49	5,000	4,945,800

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $185,801,258)			184,084,687

ASSET BACKED SECURITIES — 17.3%
Capital Auto Receivables Asset Trust, Series 06-1, Class A4
5.04%	05/17/10	2,825	2,810,218
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A
4.98%(e)	05/15/11	4,525	4,504,882
Capital Auto Receivables Asset Trust, Series 07-1, Class A3A
5.00%	04/15/11	3,300	3,280,453
Chase Manhattan Auto Owner Trust, Series 05-B, Class A3
4.84%	07/15/09	117	116,986
Chase Manhattan Auto Owner Trust, Series 05-B, Class A4
4.88%	06/15/12	3,875	3,849,048
Chase Manhattan Auto Owner Trust, Series 06-B, Class A3
5.13%	05/15/11	8,000	7,982,268
Citibank Credit Card Master Trust I, Series 99-2, Class A
5.88%	03/10/11	200	201,732
Commercial Mortgage Asset Trust, Series 99-C1, Class A3
6.64%	01/17/32	195	198,140

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
DaimlerChrysler Auto Trust, Series 06, Class A3
5.33%	08/08/10	$765	$765,093
DaimlerChrysler Auto Trust, Series 06-C, Class A3
5.02%	07/08/10	1,100	1,096,419
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	39	38,961
Ford Credit Auto Owner Trust, Series 06-C, Class A3
5.16%	11/15/10	3,900	3,888,594
Harley-Davidson Motorcycle Trust, Series 05-3, Class A2
4.41%	06/15/12	6,675	6,589,668
Harley-Davidson Motorcycle Trust, Series 07-2, Class A3
5.09%	05/15/12	4,425	4,423,617
Honda Auto Receivables Owner Trust, Series 05-4, Class A4
4.60%	11/22/10	3,375	3,331,465
Honda Auto Receivables Owner Trust, Series 06-3, Class A3
5.12%	10/15/10	6,985	6,961,675
Honda Auto Receivables Owner Trust, Series 06-3, Class A4
5.11%	04/15/12	1,770	1,754,075
MBNA Master Credit Card Trust, Series 00-L, Class A
6.50%	04/15/10	240	241,178
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3
5.44%	04/15/10	4,735	4,743,622
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3
5.10%	11/15/10	1,000	997,088
USAA Auto Owner Trust, Series 05-3, Class A4
4.63%	05/15/12	8,675	8,566,193
USAA Auto Owner Trust, Series 05-4, Class A3
4.83%	04/15/10	185	184,810
USAA Auto Owner Trust, Series 05-4, Class A4
4.89%	08/15/12	250	248,178
USAA Auto Owner Trust, Series 06-2, Class A4
5.37%	02/15/12	1,150	1,151,291
USAA Auto Owner Trust, Series 06-4, Class A3
5.01%	06/15/11	8,000	7,967,347
USAA Auto Owner Trust, Series 06-4, Class A4
4.98%	10/15/12	3,400	3,365,918
Wachovia Auto Owner Trust, Series 05-B, Class A4
4.84%	04/20/11	500	496,516
World Omni Auto Receivables Trust, Series 06-B, Class A4
5.12%	06/15/12	500	497,175

TOTAL ASSET BACKED SECURITIES (Cost $80,370,560)			80,252,610

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 39.4%
Federal National Mortgage Assoc., Discount Notes
4.95%(f)	07/02/07	173,000	172,976,212
Galileo Money Market Fund,
5.04%(g)		9,181	9,181,206

TOTAL SHORT TERM INVESTMENTS (Cost $182,157,418)			182,157,418

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 125.7% (Cost $582,858,760)			582,241,248

AFFILIATED INVESTMENT — 1.1%
Commercial Mortgage Backed Securities — 1.1%
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-3, Class A4 5.41% (Cost $5,420,477)	07/12/46	5,475	5,299,691

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENT — 126.8% (Cost $588,279,237(a))			587,540,939

MORTGAGE PASS-THROUGH TBA SALE COMMITMENT — (0.1)%
Federal National Mortgage Assoc. 30 Year
5.00% (Proceeds $560,625)	07/01/37	(600)	(561,937)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENT — 126.7%			586,979,002

LIABILITIES IN EXCESS OF OTHER ASSETS — (26.7)% (including $149,654,043 of payable for investments purchased and $24,779,341 of receivable for investments sold)			(123,704,656)

NET ASSETS — 100.0%			$463,274,346

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,507,622
Gross unrealized depreciation	(2,245,920)

$(738,298)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2007, the Portfolio held 1.0% of its net assets, with a current market value of $4,408,025, in securities restricted as to resale.
(c)	Variable rate security. Rate shown is the rate as of June 30, 2007.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of June 30, 2007, these securities had a total market value of $7,769,281 which represents 1.7% of net assets.
(e)	Security, or a portion thereof, pledged as collateral with a value of $2,339,584 on 718 long U.S. Treasury Note futures contracts expiring September 2007. The value of such contracts on June 30, 2007 was $76,987,876, with an unrealized gain of $326,768 (including commissions of $1,580).
(f)	The rate shown is the effective yield at the time of purchase.
(g)	Represents current yield as of June 30, 2007.

BLACKROCK BOND ALLOCATION TARGET SHARES

KEY TO INVESTMENT ABBREVIATIONS

ARM	Adjustable Rate Mortgage
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Bond Allocation Target Shares

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date August 22, 2007

By (Signature and Title)	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer and Principal Financial Officer

Date August 22, 2007